SIGNIFICANT ACCOUNTING POLICIES (Details Textual) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure Of Significant Accounting Policies [Line Items]
Assets	S/ 170,472,283	S/ 156,435,222	S/ 155,480,000
Liabilities	148,218,580	136,318,711	138,753,000
Equity	22,253,703	20,116,511	16,727,570	S/ 14,626,025
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	4,181,648	3,609,980	S/ 3,163,385
Adjustments for gains losses on fair value adjustment, investments	1,593,400
Increase (decrease) in allowance account for credit losses of financial assets	320,700
Increase in provision on investments	68,100
Allowance for credit losses [member]
Disclosure Of Significant Accounting Policies [Line Items]
Deferred income tax	94,600
Increase (decrease) through transfer between revaluation surplus and retained earnings, equity	S/ 226,100
Bottom of range [member]
Disclosure Of Significant Accounting Policies [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill	3 Years
Percentage of Derivative financial instruments and hedge accounting	80.00%
Top of range [member]
Disclosure Of Significant Accounting Policies [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill	5 Years
Percentage of Derivative financial instruments and hedge accounting	125.00%
Investment property [member]
Disclosure Of Significant Accounting Policies [Line Items]
Useful lives or depreciation rates, investment property, cost model	33 years
Mibanco [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Assets	S/ 12,363,000	11,234,900
Liabilities	10,666,500	9,658,300
Equity	1,696,500	1,576,600
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	399,100	336,000
Banco de Credito de Bolivia [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Assets	9,118,400	7,949,200
Liabilities	8,481,700	7,238,500
Equity	636,700	620,700
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	75,400	80,700
Credicorp capital holding peru [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Assets	303,100	236,000
Liabilities	121,300	56,500
Equity	181,800	179,500
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	S/ 28,600	S/ 19,300
Proportion of ownership interest in subsidiary	100.00%	100.00%
Inversiones IMT S.A. - IM Trust [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Assets	S/ 1,123,400	S/ 987,500
Liabilities	964,800	840,400
Equity	158,600	147,100
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	S/ 20,800	S/ 23,700
Proportion of ownership interest in subsidiary	100.00%	100.00%
Credicorp Capital Colombia [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Assets	S/ 1,667,000	S/ 1,496,500
Liabilities	1,522,200	1,346,200
Equity	144,800	150,300
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	S/ 18,800	S/ 24,200
Proportion of ownership interest in subsidiary	100.00%	100.00%